Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
₱ in Millions, € in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, RON in Millions, R$ in Millions, R in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 BRL (R$)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 CZK (Kč)	Mar. 31, 2022 NZD ($)	Mar. 31, 2022 NOK (kr)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 ZAR (R)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 CZK (Kč)	Mar. 31, 2021 NZD ($)	Mar. 31, 2021 NOK (kr)	Mar. 31, 2021 PHP (₱)	Mar. 31, 2021 RON	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 CHF (SFr)
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 3,121													$ 2,482
Derivatives Designated As Cash Flow Hedges | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	9	€ 8
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	311	280												194	€ 165
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	139		$ 185											70		$ 92
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value	42			£ 32										48			£ 35
Other Derivatives | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	330	297												201	171
Other Derivatives | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value	86			£ 65										39			£ 28
Other Derivatives | Forward contracts | Brazil, Brazil Real
Disclosure Of Financial Instruments [Line Items]
Nominal value	1				R$ 6
Other Derivatives | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,166													1,139
Other Derivatives | Forward contracts | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value	6						¥ 38							16					¥ 105
Other Derivatives | Forward contracts | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value	14							Kč 296						14						Kč 313
Other Derivatives | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	180										$ 252			194											$ 241
Other Derivatives | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	14								$ 20					11							$ 16
Other Derivatives | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value	9									kr 80				3								kr 25
Other Derivatives | Forward contracts | Philippine Peso
Disclosure Of Financial Instruments [Line Items]
Nominal value														16									₱ 800
Other Derivatives | Forward contracts | Romania, New Lei
Disclosure Of Financial Instruments [Line Items]
Nominal value														2										RON 10
Other Derivatives | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	27					$ 34								26				$ 33
Other Derivatives | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	17											SFr 15		29												SFr 27
Other Derivatives | Forward contracts | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value	3												R 45
Other Derivatives | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	90	€ 81												76	€ 65
Other Derivatives | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 677													$ 404